Taxes Payable and Accrued Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Taxes Payable and Accrued Taxes

As at,	March 31, 2022	March 31, 2021
The carrying amount of:
Payroll taxes payable	$3.7	$3.5
Sales taxes payable	4.2	3.5
Carbon tax accrual	3.1	20.2
Income taxes payable	53.3	—

	$64.3	$27.2